Summary of Significant Accounting Policies (Details 4b) - shares	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Antidilutive securities	10,142,813	3,088,010		474
Series A Preferred Stock [Member]
Antidilutive securities	750,000	750,000
Series B Preferred Stock [Member]
Antidilutive securities	3,588,863
Platinum Warrant [Member]
Antidilutive securities	535,715	375,000
2008 and 1999 Plan [Member]
Antidilutive securities	296,738	207,768
Warrant [Member]
Antidilutive securities	4,971,497	999,840
PlatinumNotes [Member]
Antidilutive securities		433,311
UnitNotes [Member]
Antidilutive securities		322,091